Schedule of Maturities of Long Term Debt (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
2024 (6 Months)	$ 8,222,232
2024	513,897	$ 5,748,343
2025	55,837	282,212
2026	14,886	55,827
Total	8,806,852	6,101,833
2027		15,451
Vehicles [Member]
Short-Term Debt [Line Items]
2024 (6 Months)	412,232
2024	282,561	819,788
2025	55,837	282,212
2026	14,886	55,827
Total	765,516	1,173,278
2027		15,451
Notes Payable [Member]
Short-Term Debt [Line Items]
2024 (6 Months)
2024	231,336	126,440
2025
2026
Total	231,336	126,440
2027
Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
2024 (6 Months)	7,810,000
2024		4,802,115
2025
2026
Total	$ 7,810,000	4,802,115
2027